Operating Leases (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases (Details) [Line Items]
Payment of lease		$ 1,191,755
Lease expense				$ 378,974	$ 30,000	$ 0
Office Leases [Member]
Operating Leases (Details) [Line Items]
Payment of lease		$ 105,000		$ 210,000
Lease expire, description		which expires in May 2022.		lease expires in May 2022
Warehouse and office leases, description		The Company has also entered into warehouse and office leases with third parties ranging from one to three years.
Rent expense		$ 406,241	$ 173,376
Required payments of lease				$ 17,500
Lease expense				$ 210,000
Warehouse lease, description				The Company entered into a warehouse lease in Dunmore, PA during 2020 for a 1-year term for $8,500 per month. During 2020, the Company paid $34,000 under this lease. The lease expires in September 2021 and requires a monthly payment of $8,500.
Office Leases [Member] | Philadelphia [Member]
Operating Leases (Details) [Line Items]
Office lease, description				The Company also entered into an office in Philadelphia, PA during 2021 for a 3-year term for approximately $6,600 per month. Although no amounts were included in the current year lease expense, these amounts have been reflected in the minimum lease commitments schedule below.
Office Leases [Member] | Canonsburg [Member]
Operating Leases (Details) [Line Items]
Office lease, description	the Company has entered an office lease in Canonsburg, PA for a 1-year term for $8,100 per month.